Revenue - Expected recognition of deferred revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 186,054
Deferred revenue recognized during period	$ 168,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 167,733
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 10,303
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 4,424
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 2,151
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 792
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period
Revenue, Remaining Performance Obligation, Amount	$ 650